Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	HREOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of November 24, 2025 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/emerging-markets-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS From November 24, 2025 to June 30, 2026?  (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Institutional Shares	$105	1.25%
[1],[2]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
During the Fund’s initial fiscal period, emerging market equities benefited from improving corporate earnings and increasing differentiation across countries, industries, and individual companies. Although geopolitical developments and evolving monetary policy contributed to periods of market volatility, market performance reflected a growing emphasis on company-specific fundamentals. Against this backdrop, the Fund remained focused on identifying investment opportunities across the emerging markets universe through disciplined fundamental research. The Emerging Markets Fund Institutional Share Class (HREOX) returned +82.21% since the Fund’s inception on November 24, 2025 through June 30, 2026, versus +29.93% for the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology and industrials sectors, while materials and communication services modestly detracted from performance.
The Fund employs a disciplined, bottom-up investment process emphasizing fundamental research and independent security selection. Portfolio holdings are selected based on our assessment of each company’s competitive position, financial characteristics, valuation, and long-term business prospects, while maintaining diversified exposure across countries and industries within the emerging markets universe.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/24/2025)
Institutional Shares	82.21
MSCI Emerging Markets Index Net (USD)	29.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/emerging-markets-fund/ for more recent performance information.
Net Assets	$ 58,916,338
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$58,916,338
Number of Holdings	73
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	138%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Samsung Electronics Co. Ltd.	9.9%
SK hynix, Inc.	8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
ASE Technology Holding Co. Ltd.	3.3%
Samsung Electro-Mechanics Co. Ltd.	2.7%
Delta Electronics, Inc.	2.6%
Zhongji Innolight Co. Ltd.	2.4%
Innio NV	2.3%
MediaTek, Inc.	2.3%
Kioxia Holdings, Corp.	2.2%
Geographic Breakdown (% of Net Assets)
[3]
Updated Prospectus Web Address	https://hoodrivercapital.com/emerging-markets-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River Emerging Markets Fund
Class Name	Investor Shares
Trading Symbol	HREIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of November 24, 2025 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/emerging-markets-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS From November 24, 2025 to June 30, 2026?  (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Investor Shares	$126	1.50%
[4],[5]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
During the Fund’s initial fiscal period, emerging market equities benefited from improving corporate earnings and increasing differentiation across countries, industries, and individual companies. Although geopolitical developments and evolving monetary policy contributed to periods of market volatility, market performance reflected a growing emphasis on company-specific fundamentals. Against this backdrop, the Fund remained focused on identifying investment opportunities across the emerging markets universe through disciplined fundamental research. The Emerging Markets Fund Investor Share Class (HREIX) returned +81.87% since the Fund’s inception on November 24, 2025 through June 30, 2026, versus +29.93% for the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology and industrials sectors, while materials and communication services modestly detracted from performance.
The Fund employs a disciplined, bottom-up investment process emphasizing fundamental research and independent security selection. Portfolio holdings are selected based on our assessment of each company’s competitive position, financial characteristics, valuation, and long-term business prospects, while maintaining diversified exposure across countries and industries within the emerging markets universe.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/24/2025)
Investor Shares	81.87
MSCI Emerging Markets Index Net (USD)	29.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/emerging-markets-fund/ for more recent performance information.
Net Assets	$ 58,916,338
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$58,916,338
Number of Holdings	73
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	138%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Samsung Electronics Co. Ltd.	9.9%
SK hynix, Inc.	8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
ASE Technology Holding Co. Ltd.	3.3%
Samsung Electro-Mechanics Co. Ltd.	2.7%
Delta Electronics, Inc.	2.6%
Zhongji Innolight Co. Ltd.	2.4%
Innio NV	2.3%
MediaTek, Inc.	2.3%
Kioxia Holdings, Corp.	2.2%
Geographic Breakdown (% of Net Assets)
[6]
Updated Prospectus Web Address	https://hoodrivercapital.com/emerging-markets-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River Emerging Markets Fund
Class Name	Retirement Shares
Trading Symbol	HRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of November 24, 2025 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/emerging-markets-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS From November 24, 2025 to June 30, 2026?  (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Retirement Shares	$97	1.15%
[7],[8]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
During the Fund’s initial fiscal period, emerging market equities benefited from improving corporate earnings and increasing differentiation across countries, industries, and individual companies. Although geopolitical developments and evolving monetary policy contributed to periods of market volatility, market performance reflected a growing emphasis on company-specific fundamentals. Against this backdrop, the Fund remained focused on identifying investment opportunities across the emerging markets universe through disciplined fundamental research. The Emerging Markets Fund Retirement Share Class (HRERX) returned +82.33% since the Fund’s inception on November 24, 2025 through June 30, 2026, versus +29.93% for the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology and industrials sectors, while materials and communication services modestly detracted from performance.
The Fund employs a disciplined, bottom-up investment process emphasizing fundamental research and independent security selection. Portfolio holdings are selected based on our assessment of each company’s competitive position, financial characteristics, valuation, and long-term business prospects, while maintaining diversified exposure across countries and industries within the emerging markets universe.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/24/2025)
Retirement Shares	82.33
MSCI Emerging Markets Index Net (USD)	29.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/emerging-markets-fund/ for more recent performance information.
Net Assets	$ 58,916,338
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$58,916,338
Number of Holdings	73
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	138%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Samsung Electronics Co. Ltd.	9.9%
SK hynix, Inc.	8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
ASE Technology Holding Co. Ltd.	3.3%
Samsung Electro-Mechanics Co. Ltd.	2.7%
Delta Electronics, Inc.	2.6%
Zhongji Innolight Co. Ltd.	2.4%
Innio NV	2.3%
MediaTek, Inc.	2.3%
Kioxia Holdings, Corp.	2.2%
Geographic Breakdown (% of Net Assets)
[9]
Updated Prospectus Web Address	https://hoodrivercapital.com/emerging-markets-fund/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Institutional Shares
Trading Symbol	HRIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$176	1.25%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past twelve months, international equity markets generally outperformed U.S. markets as market leadership broadened beyond a narrow group of U.S. mega-cap companies. Against this backdrop, the Fund remained focused on seeking to identify attractively valued international small- and mid-cap companies through disciplined, bottom-up fundamental research while navigating periods of heightened volatility driven by geopolitical developments and changing macroeconomic conditions. The International Opportunity Fund Institutional Share Class (HRIOX) returned +80.95% for the 12 months ending June 30, 2026, versus +19.83% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology, industrials and materials sectors, while consumer staples, consumer discretionary and communication services detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to seek to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/28/2021)
Institutional Shares	80.95	20.60
MSCI AC World Index ex USA Net (USD)	27.66	9.85
MSCI AC World Index ex US Small Cap Net TR	19.83	6.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/international-opportunity-fund/ for more recent performance information.
Net Assets	$ 623,010,415
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 2,750,726
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$623,010,415
Number of Holdings	95
Net Advisory Fee Paid	$2,750,726
Portfolio Turnover Rate	108%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
Kioxia Holdings Corp.	3.5%
AIXTRON SE	3.4%
Taiwan Union Technology Corp.	2.9%
MEC Co. Ltd.	2.4%
BE Semiconductor Industries NV	2.3%
Electro Optic Systems Holdings Ltd.	2.1%
ASE Technology Holding Co. Ltd.	2.0%
Hyosung Heavy Industries Corp.	1.9%
Kandenko Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
[10]
Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Investor Shares
Trading Symbol	HRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$197	1.40%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past twelve months, international equity markets generally outperformed U.S. markets as market leadership broadened beyond a narrow group of U.S. mega-cap companies. Against this backdrop, the Fund remained focused on seeking to identify attractively valued international small- and mid-cap companies through disciplined, bottom-up fundamental research while navigating periods of heightened volatility driven by geopolitical developments and changing macroeconomic conditions. The International Opportunity Fund Investor Share Class (HRIIX) returned +80.65% for the 12 months ending June 30, 2026, versus +19.83% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology, industrials and materials sectors, while consumer staples, consumer discretionary and communication services detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to seek to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/11/2023)
Investor Shares	80.65	39.94
MSCI AC World Index ex USA Net (USD)	27.66	19.44
MSCI AC World Index ex US Small Cap Net TR	19.83	16.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/international-opportunity-fund/ for more recent performance information.
Net Assets	$ 623,010,415
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 2,750,726
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$623,010,415
Number of Holdings	95
Net Advisory Fee Paid	$2,750,726
Portfolio Turnover Rate	108%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
Kioxia Holdings Corp.	3.5%
AIXTRON SE	3.4%
Taiwan Union Technology Corp.	2.9%
MEC Co. Ltd.	2.4%
BE Semiconductor Industries NV	2.3%
Electro Optic Systems Holdings Ltd.	2.1%
ASE Technology Holding Co. Ltd.	2.0%
Hyosung Heavy Industries Corp.	1.9%
Kandenko Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
[11]
Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Retirement Shares
Trading Symbol	HRITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$162	1.15%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past twelve months, international equity markets generally outperformed U.S. markets as market leadership broadened beyond a narrow group of U.S. mega-cap companies. Against this backdrop, the Fund remained focused on seeking to identify attractively valued international small- and mid-cap companies through disciplined, bottom-up fundamental research while navigating periods of heightened volatility driven by geopolitical developments and changing macroeconomic conditions. The International Opportunity Fund Retirement Share Class (HRITX) returned +81.15% for the 12 months ending June 30, 2026, versus +19.83% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology, industrials and materials sectors, while consumer staples, consumer discretionary and communication services detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to seek to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2021)
Retirement Shares	81.15	21.85
MSCI AC World Index ex USA Net (USD)	27.66	10.52
MSCI AC World Index ex US Small Cap Net TR	19.83	7.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/international-opportunity-fund/ for more recent performance information.
Net Assets	$ 623,010,415
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 2,750,726
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$623,010,415
Number of Holdings	95
Net Advisory Fee Paid	$2,750,726
Portfolio Turnover Rate	108%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
Kioxia Holdings Corp.	3.5%
AIXTRON SE	3.4%
Taiwan Union Technology Corp.	2.9%
MEC Co. Ltd.	2.4%
BE Semiconductor Industries NV	2.3%
Electro Optic Systems Holdings Ltd.	2.1%
ASE Technology Holding Co. Ltd.	2.0%
Hyosung Heavy Industries Corp.	1.9%
Kandenko Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
[12]
Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	HRNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$128	0.95%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small/mid-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River New Opportunities Fund Institutional Share Class (HRNOX) returned +70.48% for the twelve months ending June 30, 2026 compared to +32.94% for the Russell 2500® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and materials sectors, while consumer staples, consumer discretionary and real estate modestly detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/05/2024)
Institutional Shares	70.48	56.94
Russell 3000 Total Return Index	22.82	23.11
Russell 2500 Growth Total Return Index	32.94	23.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
Net Assets	$ 1,267,114,959
Holdings Count | $ / shares	120
Advisory Fees Paid, Amount	$ 3,768,545
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,267,114,959
Number of Holdings	120
Net Advisory Fee Paid	$3,768,545
Portfolio Turnover Rate	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
DigitalOcean Holdings, Inc.	4.3%
Butterfly Network, Inc.	2.8%
Bloom Energy Corp.	2.6%
Semtech Corp.	2.5%
Dave, Inc.	2.5%
MasTec, Inc.	2.5%
XPO, Inc.	2.0%
FirstCash Holdings, Inc.	1.8%
Teradyne, Inc.	1.7%
[13]
Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Investor Shares
Trading Symbol	HRNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$162	1.20%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small/mid-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River New Opportunities Fund Investor Share Class (HRNIX) returned +70.05% for the twelve months ending June 30, 2026 compared to +32.94% for the Russell 2500® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and materials sectors, while consumer staples, consumer discretionary and real estate modestly detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/05/2024)
Investor Shares	70.05	56.56
Russell 3000 Total Return Index	22.82	23.11
Russell 2500 Growth Total Return Index	32.94	23.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
Net Assets	$ 1,267,114,959
Holdings Count | $ / shares	120
Advisory Fees Paid, Amount	$ 3,768,545
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,267,114,959
Number of Holdings	120
Net Advisory Fee Paid	$3,768,545
Portfolio Turnover Rate	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
DigitalOcean Holdings, Inc.	4.3%
Butterfly Network, Inc.	2.8%
Bloom Energy Corp.	2.6%
Semtech Corp.	2.5%
Dave, Inc.	2.5%
MasTec, Inc.	2.5%
XPO, Inc.	2.0%
FirstCash Holdings, Inc.	1.8%
Teradyne, Inc.	1.7%
[14]
Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Retirement Shares
Trading Symbol	HRNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$115	0.85%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small/mid-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River New Opportunities Fund Retirement Share Class (HRNRX) returned +70.69% for the twelve months ending June 30, 2026 compared to +32.94% for the Russell 2500® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and materials sectors, while consumer staples, consumer discretionary and real estate modestly detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/05/2024)
Retirement Shares	70.69	57.05
Russell 3000 Total Return Index	22.82	23.11
Russell 2500 Growth Total Return Index	32.94	23.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
Net Assets	$ 1,267,114,959
Holdings Count | $ / shares	120
Advisory Fees Paid, Amount	$ 3,768,545
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,267,114,959
Number of Holdings	120
Net Advisory Fee Paid	$3,768,545
Portfolio Turnover Rate	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
DigitalOcean Holdings, Inc.	4.3%
Butterfly Network, Inc.	2.8%
Bloom Energy Corp.	2.6%
Semtech Corp.	2.5%
Dave, Inc.	2.5%
MasTec, Inc.	2.5%
XPO, Inc.	2.0%
FirstCash Holdings, Inc.	1.8%
Teradyne, Inc.	1.7%
[15]
Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	HRSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$144	1.06%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River Small Cap Growth Fund Institutional Share Class (HRSMX) returned +71.52% for the twelve months ended June 30, 2026, compared to +38.74% for the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, industrials and financials sectors, while healthcare, consumer discretionary and consumer staples detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	71.52	15.69	20.80
Russell 3000 Total Return Index	22.82	12.31	15.06
Russell 2000 Growth Total Return Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/us-small-cap-growth-fund/ for more recent performance information.
Net Assets	$ 6,649,932,603
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 46,185,281
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,649,932,603
Number of Holdings	111
Net Advisory Fee Paid	$46,185,281
Portfolio Turnover Rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
DigitalOcean Holdings, Inc.	4.9%
MasTec, Inc.	3.9%
Bloom Energy Corp.	3.0%
Dave, Inc.	3.0%
Semtech Corp.	2.6%
FirstCash Holdings, Inc.	1.9%
XPO, Inc.	1.9%
Krystal Biotech, Inc.	1.8%
Applied Optoelectronics, Inc.	1.8%
[16]
Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	HRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$178	1.31%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River Small Cap Growth Fund Investor Share Class (HRSRX) returned +71.09% for the twelve months ended June 30, 2026, compared to +38.74% for the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, industrials and financials sectors, while healthcare, consumer discretionary and consumer staples detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	71.09	15.44	20.55
Russell 3000 Total Return Index	22.82	12.31	15.06
Russell 2000 Growth Total Return Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/us-small-cap-growth-fund/ for more recent performance information.
Net Assets	$ 6,649,932,603
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 46,185,281
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,649,932,603
Number of Holdings	111
Net Advisory Fee Paid	$46,185,281
Portfolio Turnover Rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
DigitalOcean Holdings, Inc.	4.9%
MasTec, Inc.	3.9%
Bloom Energy Corp.	3.0%
Dave, Inc.	3.0%
Semtech Corp.	2.6%
FirstCash Holdings, Inc.	1.9%
XPO, Inc.	1.9%
Krystal Biotech, Inc.	1.8%
Applied Optoelectronics, Inc.	1.8%
[17]
Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Retirement Shares
Trading Symbol	HRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$130	0.96%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River Small Cap Growth Fund Retirement Share Class (HRSIX) returned +71.69% for the twelve months ended June 30, 2026, compared to +38.74% for the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, industrials and financials sectors, while healthcare, consumer discretionary and consumer staples detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/03/2017)
Retirement Shares	71.69	15.79	19.69
Russell 3000 Total Return Index	22.82	12.31	14.41
Russell 2000 Growth Total Return Index	38.74	5.57	10.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/us-small-cap-growth-fund/ for more recent performance information.
Net Assets	$ 6,649,932,603
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 46,185,281
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,649,932,603
Number of Holdings	111
Net Advisory Fee Paid	$46,185,281
Portfolio Turnover Rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
DigitalOcean Holdings, Inc.	4.9%
MasTec, Inc.	3.9%
Bloom Energy Corp.	3.0%
Dave, Inc.	3.0%
Semtech Corp.	2.6%
FirstCash Holdings, Inc.	1.9%
XPO, Inc.	1.9%
Krystal Biotech, Inc.	1.8%
Applied Optoelectronics, Inc.	1.8%
[18]
Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
**	Annualized

[5]
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
**	Annualized

[8]
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[14]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[15]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[17]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[18]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.